Summary of Significant Accounting Policies (Goodwill Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Impairment of goodwill	$ 200	$ 5,045	$ 679
Mexico [Member]
Goodwill [Line Items]
Impairment of goodwill	$ 200
Argentina [Member]
Goodwill [Line Items]
Impairment of goodwill		$ 5,045
Puerto Rico [Member]
Goodwill [Line Items]
Impairment of goodwill			$ 679